Revenue - Summary of Company's Net Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Taxes	R$ (1,197)	R$ (275)	R$ (264)
Net revenue	1,001,710	572,837	380,981
Revenue from contracts with customers	1,001,710	572,837	380,981
Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	1,001,710	572,837	380,981
Educational content
Revenue
Gross revenue	998,373	570,292	377,143
Revenue from contracts with customers	997,176	570,179	377,143
Other
Revenue
Gross revenue	4,534	2,820	4,102
Revenue from contracts with customers	4,534	2,658	3,838
Core segments
Revenue
Revenue from contracts with customers	841,145	433,372	303,031
Core segments | Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	841,145	433,372	303,031
Core segments | Educational content
Revenue
Revenue from contracts with customers	839,383	433,326	299,203
Core segments | Other
Revenue
Revenue from contracts with customers	1,762	46	3,828
Supplemental segments
Revenue
Revenue from contracts with customers	160,565	139,465	77,950
Supplemental segments | Goods or services transferred at point in time
Revenue
Revenue from contracts with customers	160,565	139,465	77,950
Supplemental segments | Educational content
Revenue
Revenue from contracts with customers	157,793	136,853	77,940
Supplemental segments | Other
Revenue
Revenue from contracts with customers	R$ 2,772	R$ 2,612	R$ 10